Segment Reporting - Additional Information (Details) - Customer	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Information About Major Customers [Abstract]
Number of client individually accounted for more than 10% of revenue	0	0	0